Inventory Components of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [Abstract]
Parts, materials and supplies	$ 83	$ 82
Coal	43	27
Emission credits	27	55
Natural gas	4	3
Total	$ 157	$ 167